STOCKHOLDERS' EQUITY (Details) $ / shares in Units, $ in Thousands, shares in Millions			1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2021 USD ($)	Aug. 06, 2021 USD ($) $ / shares shares	Mar. 31, 2018 shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 29, 2020 USD ($) $ / shares shares
STOCKHOLDERS' EQUITY
Proceeds from warrant exercise					$ 8,177	$ 1,000	$ 0
Conversion ratio					1
2020 Unsecured Note | Senior Notes
STOCKHOLDERS' EQUITY
Number of shares for purchase under warrant (in shares) | shares								20.0
Common stock purchase price (in dollars per share) | $ / shares								$ 1.542
Fair value of warrant								$ 16,100
2019 Term Loan | Loans Payable
STOCKHOLDERS' EQUITY
Number of shares for purchase under warrant (in shares) | shares				6.0
Fair value of warrant					$ 6,300
Proceeds from warrant exercise				$ 8,200
Convertible preferred stock
STOCKHOLDERS' EQUITY
Sale of stock, number of shares issued in transaction (in shares) | shares			6.1
At-the-Market Equity Offering Programs
STOCKHOLDERS' EQUITY
Sale of stock, number of shares issued in transaction (in shares) | shares					95.9
Proceeds from sale of common stock, net of fees and commissions					$ 292,000
Remaining availability of aggregate gross sales proceeds from financing programs					$ 432,800
Equity Offering In Aug 2021 | Common Stock
STOCKHOLDERS' EQUITY
Sale of stock, number of shares issued in transaction (in shares) | shares		35.0
Proceeds from sale of common stock, net of fees and commissions		$ 100,800
Sale of stock, offering price (in USD per share) | $ / shares		$ 3.00
Option to purchase additional shares (in shares)		$ 5,300
Option to purchase additional shares, period		30 days
Over-allotment option | Common Stock
STOCKHOLDERS' EQUITY
Proceeds from sale of common stock, net of fees and commissions	$ 15,100